Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013
	(In Thousands)
Federal:
Current	$836	$444
Deferred	(164)	(71)
	672	373
State, current	22	44
	$694	$417

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013
	(In Thousands)
Federal income tax at statutory rate	$658	$380
State tax, net of federal benefit	13	28
Stock compensation expense	35	29
Other	(12)	(20)
	$694	$417

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$390	$320
Stock-based compensation	39	37
Interest on non-accrual loans	17	18
Unrealized loss on investment securities available for sale	18	9
Deferred loan fees	167	95
Organization cost	3	3
Total deferred tax assets	634	482

Deferred tax liabilities:
Bank premises and equipment	(131)	(152)
Total deferred tax liabilities	(131)	(152)

Net Deferred Tax Asset	$503	$330